Net Contributions (Withdrawals) by Contract Owners (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	$ 2,365,665	$ 2,608,929	$ 2,545,389
Policy loans	(1,663,411)	(878,737)	(974,618)
Policy loan repayments and interest	1,276,514	1,440,781	1,391,042
Surrenders, withdrawals and death benefits	(3,332,688)	(3,600,736)	(4,388,275)
Net transfers from/(to) other subaccounts or fixed rate option	(601,132)	(567,531)	(221,153)
Miscellaneous transactions	(2,758)	11,374	256
Administrative and other charges	(1,481,839)	(1,445,485)	(1,617,063)
Net Contributions (Withdrawals) by Contract Owners	(3,439,649)	(2,431,405)	(3,264,422)
VIP & PDISCO
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	789	813	636
Policy loans	0	0	0
Policy loan repayments and interest	0	0	0
Surrenders, withdrawals and death benefits	(152,845)	(165,359)	(237,974)
Net transfers from/(to) other subaccounts or fixed rate option	(25,510)	62,417	(25,448)
Miscellaneous transactions	4	23	0
Administrative and other charges	(425)	(345)	(458)
Net Contributions (Withdrawals) by Contract Owners	(177,987)	(102,451)	(263,244)
CVAL, PVAL & PVAL $100,000 face value
Net Contributions Withdrawals By Contract Owners [Line Items]
Contract owner net payments	2,364,876	2,608,116	2,544,753
Policy loans	(1,663,411)	(878,737)	(974,618)
Policy loan repayments and interest	1,276,514	1,440,781	1,391,042
Surrenders, withdrawals and death benefits	(3,179,843)	(3,435,377)	(4,150,301)
Net transfers from/(to) other subaccounts or fixed rate option	(575,622)	(629,948)	(195,705)
Miscellaneous transactions	(2,762)	11,351	256
Administrative and other charges	(1,481,414)	(1,445,140)	(1,616,605)
Net Contributions (Withdrawals) by Contract Owners	$ (3,261,662)	$ (2,328,954)	$ (3,001,178)